Financial Liabilities at Fair Value Through Profit or Loss - Additional Information (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of fair value measurement of liabilities [line items]
Designated as at fair value through profit or loss	€ 65,122		€ 11,215
Financial assets mandatorily at fair value through profit or loss	82,168
Increase in repurchase portfolios	17,300
Increase (Decrease) in trading loans	€ 6,100
IFRS 9 [member]
Disclosure of fair value measurement of liabilities [line items]
Designated as at fair value through profit or loss		€ 48,479
Financial assets mandatorily at fair value through profit or loss		2,162
IFRS 9 [member] | Reverse Repo Agreement [member]
Disclosure of fair value measurement of liabilities [line items]
Financial assets mandatorily at fair value through profit or loss		54,825
IFRS 9 [member] | Repurchase Agreement [member]
Disclosure of fair value measurement of liabilities [line items]
Designated as at fair value through profit or loss		€ 37,161